SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short Term Investments [Line Items]
Short-term investments	R$ 1,978,740	R$ 2,520,648
Treasury Bills [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	120.00%	136.60%
Government Bonds LFT [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	102.00%	105.90%